CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Profit or loss [abstract]
Interest income		£ 15,367	£ 15,853	£ 15,435
Interest expense		(8,889)	(9,622)	(9,389)
Net interest income		6,478	6,231	6,046
Fee and commission income		1,464	1,485	1,458
Fee and commission expense		(608)	(616)	(568)
Net fee and commission income		856	869	890
Net trading income		608	878	934
Insurance revenue		1,867	1,641	1,650
Insurance service expense		(1,409)	(1,394)	(1,339)
Net expense from reinsurance contracts held		(28)	(49)	(23)
Insurance service result		430	198	288
Net investment return on assets held to back insurance and investment contracts	[1]	5,316	6,189	9,824
Net finance expense in respect of insurance and investment contracts	[1]	(5,317)	(6,265)	(10,013)
Net investment return and finance result in respect of insurance and investment contracts		(1)	(76)	(189)
Other operating income		1,015	1,027	907
Other income		2,908	2,896	2,830
Total income		9,386	9,127	8,876
Operating expenses		(5,440)	(6,149)	(5,452)
Impairment		(442)	(331)	(100)
Profit before tax		3,504	2,647	3,324
Tax expense		(960)	(614)	(880)
Profit after tax		2,544	2,033	2,444
Profit attributable to ordinary shareholders		2,274	1,778	2,145
Profit attributable to other equity holders		245	229	269
Profit attributable to equity holders		2,519	2,007	2,414
Profit attributable to non-controlling interests		£ 25	£ 26	£ 30
Basic earnings per share (in GBP per share)		£ 0.038	£ 0.029	£ 0.034
Diluted earnings per share (in GBP per share)		£ 0.037	£ 0.029	£ 0.033

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.